Effect in change of presentation currency - Exchange rates (Details) - $ / €	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect in change of presentation currency
Closing rate	1.1993	1.0541	1.0887	1.2141
Average rate	1.1249	1.1061	1.1150	1.3348